Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 190,000	Taxes	Canada	snj:CA-ON	The Municipality of Black River, Black River Matheson	Fox Complex
#: 2
	170,000	Fees	Canada	snj:CA-ON	Apitipi Anicinapek Nation	Fox Complex
#: 3
	360,000		Canada	snj:CA-ON		Fox Complex
#: 4
	570,000	Taxes	United States of America	snj:US-NV	The Municipality of Eureka	Gold Bar 306
#: 5
	460,000	Taxes	United States of America	snj:US-NV	The State of Nevada	Gold Bar 306
#: 6
	190,000	Fees	United States of America			Gold Bar 306
#: 7
	1,220,000		United States of America			Gold Bar 306
#: 8
	530,000	Fees	United States of America			Gold Bar 307
#: 9
	40,000	Fees	United States of America			Gold Bar South 317
#: 10
	320,000	Fees	United States of America			Tonkin 101
#: 11
	10,000	Fees	United States of America			Cornerstone 207
#: 12
	10,000	Fees	United States of America			Slaven Canyon 313
#: 13
	30,000	Fees	United States of America			South Midas 315
#: 14
	20,000	Fees	United States of America			New Pass 310
#: 15
	100,000	Fees	United States of America			Lookout Mountain Project
#: 16
	50,000	Fees	United States of America			Oswego Project
#: 17
	60,000	Fees	United States of America			Windfall Project
#: 18
	1,400,000	Fees	Mexico		Federal Government of Mexico, Tesoreria de la Federacion	Fenix
#: 19
	530,000	Taxes	Argentina			Los Azules
#: 20
	$ 710,000	Taxes	Canada		Canada Revenue Agency